Summary of Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long lived assets	$ 38,392	$ 35,590
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Long lived assets	34,935	31,897
Hong Kong
Segment Reporting Information [Line Items]
Long lived assets	$ 3,457	$ 3,693